UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02737

Fidelity Summer Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	January 31, 2024

Item 1.

Reports to Stockholders

Fidelity® Series Sustainable U.S. Market Fund

Annual Report
January 31, 2024

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average annual total returns for Fidelity® Series Sustainable U.S. Market Fund will be reported once the fund is a year old.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series Sustainable U.S. Market Fund, on May 11, 2023, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Total Stock Market Index℠ performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
U.S. equities gained 20.82% for the 12 months ending January 31, 2024, according to the S&P 500® index, as a slowing in the pace of inflation and resilient late-cycle expansion of the U.S. economy provided a favorable backdrop for higher-risk assets for much of the period. The upturn was driven by a narrow set of firms in the information technology and communication services sectors, largely due to excitement for generative artificial intelligence. Monetary tightening by the U.S. Federal Reserve continued until late July, when the Fed said it was too soon to tell if its latest hike would conclude a series of increases aimed at cooling the economy and bringing down inflation. Since March 2022, the Fed has raised its benchmark interest rate 11 times before pausing and four times deciding to hold rates at a 22-year high while it observes inflation and the economy. After the Fed's November 1 meeting, when the central bank hinted it might be done raising rates, the S&P 500® reversed a three-month decline and gained 14.09% through year-end. The index added 1.68% in January, finishing the period just shy of a record close set on January 29. By sector for the full 12 months, tech (+53%) and communication services (+43%) led the way, followed by consumer discretionary (+20%). Industrials rose about 13% and the rate-sensitive financials sector gained 10%. In sharp contrast, utilities (-8%) and energy (-4%) lagged most, with the latter hampered by lower oil prices. Real estate (-2%) and materials (-1%) also lost ground.
Comments from Lead Manager Michael Robertson and Co-Managers Anna Lester, George Liu and Shashi Naik:
From inception on May 11, 2023, through January 31, 2023, the fund's share classes gained approximately 18.66%, performing about in line with the 18.68% advance of the broad-based Dow Jones U.S. Total Stock Market Index and topping the 18.01% increase in the MSCI USA IMI ESG Focus Dynamic Weighted Net Index. Relative to the Dow Jones benchmark, security selection was the primary contributor, especially within the energy, industrials and financials sectors. The top individual relative contributor was an overweight stake in Nvidia (+117%). The decision to avoid benchmark component PepsiCo (-12%) also proved beneficial, as did an underweight in Exxon Mobil (-0.2%). In contrast, the biggest detractor from performance versus the benchmark were picks among communication services stocks. Investment choices in consumer discretionary also hampered the fund's relative result. On an individual basis, avoiding Meta and Broadcom, both benchmark components that gained 67% and 90%, respectively, hurt most. Outsized exposure to Bristol-Myers Squibb (-26%) detracted as well.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary January 31, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	5.5
Apple, Inc.	4.5
NVIDIA Corp.	4.2
Amazon.com, Inc.	3.0
Alphabet, Inc. Class C	1.8
Alphabet, Inc. Class A	1.5
General Electric Co.	1.3
UnitedHealth Group, Inc.	1.3
JPMorgan Chase & Co.	1.3
Eli Lilly & Co.	1.1
25.5

Market Sectors (% of Fund's net assets)

Information Technology	26.1
Financials	12.4
Health Care	12.3
Industrials	10.2
Consumer Discretionary	9.5
Communication Services	7.1
Consumer Staples	5.6
Energy	5.1
Materials	2.4
Utilities	1.8
Real Estate	1.7

Asset Allocation (% of Fund's net assets)

Futures - 4.2%

Schedule of Investments January 31, 2024
Showing Percentage of Net Assets
Common Stocks - 94.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.1%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.	1,076	19,034
Cellnex Telecom SA (a)	28	1,077
Cogent Communications Group, Inc.	32	2,470
Frontier Communications Parent, Inc. (b)	64	1,576
Iridium Communications, Inc.	22	798
Verizon Communications, Inc.	996	42,181
		67,136
Entertainment - 1.4%
Electronic Arts, Inc.	75	10,319
IMAX Corp. (b)	85	1,187
Netflix, Inc. (b)	129	72,770
Roku, Inc. Class A (b)	15	1,321
Spotify Technology SA (b)	10	2,154
The Walt Disney Co.	696	66,851
Universal Music Group NV	334	9,846
Vivid Seats, Inc. Class A (b)	213	1,223
Warner Bros Discovery, Inc. (b)	529	5,301
		170,972
Interactive Media & Services - 4.0%
Alphabet, Inc.:
Class A (b)	1,224	171,482
Class C (b)	1,498	212,416
IAC, Inc. (b)	126	6,326
JOYY, Inc. ADR	101	3,097
Pinterest, Inc. Class A (b)	116	4,347
QuinStreet, Inc. (b)	116	1,470
Snap, Inc. Class A (b)	3,202	50,880
TripAdvisor, Inc. (b)	146	3,154
Ziff Davis, Inc. (b)	95	6,403
Zoominfo Technologies, Inc. (b)	346	5,550
		465,125
Media - 1.1%
Charter Communications, Inc. Class A (b)	12	4,449
Comcast Corp. Class A	2,196	102,202
Interpublic Group of Companies, Inc.	348	11,481
News Corp.:
Class A	172	4,238
Class B	136	3,478
		125,848
TOTAL COMMUNICATION SERVICES		829,081
CONSUMER DISCRETIONARY - 9.5%
Automobile Components - 0.2%
Adient PLC (b)	73	2,534
Aptiv PLC (b)	106	8,621
BorgWarner, Inc.	33	1,119
Fox Factory Holding Corp. (b)	47	2,963
LCI Industries	43	4,785
		20,022
Automobiles - 0.8%
Harley-Davidson, Inc.	56	1,817
Rivian Automotive, Inc. (b)	638	9,768
Tesla, Inc. (b)	429	80,347
Thor Industries, Inc.	14	1,582
		93,514
Broadline Retail - 3.1%
Alibaba Group Holding Ltd. sponsored ADR	164	11,836
Amazon.com, Inc. (b)	2,209	342,837
Coupang, Inc. Class A (b)	97	1,358
eBay, Inc.	7	287
Kohl's Corp.	56	1,443
Macy's, Inc.	72	1,317
		359,078
Distributors - 0.2%
LKQ Corp.	339	15,821
Pool Corp.	16	5,940
		21,761
Diversified Consumer Services - 0.3%
ADT, Inc.	260	1,698
Bright Horizons Family Solutions, Inc. (b)	24	2,358
European Wax Center, Inc. (b)	108	1,603
Grand Canyon Education, Inc. (b)	13	1,698
H&R Block, Inc.	494	23,139
Laureate Education, Inc. Class A	181	2,284
New Oriental Education & Technology Group, Inc. sponsored ADR (b)	77	5,903
Service Corp. International	9	604
		39,287
Hotels, Restaurants & Leisure - 1.5%
Airbnb, Inc. Class A (b)	137	19,747
Amadeus IT Holding SA Class A	71	4,992
Aramark	53	1,541
Booking Holdings, Inc. (b)	12	42,090
Chipotle Mexican Grill, Inc. (b)	6	14,453
Doordash, Inc. (b)	101	10,524
Hilton Grand Vacations, Inc. (b)	95	3,962
McDonald's Corp.	98	28,687
Planet Fitness, Inc. (b)	48	3,252
Restaurant Brands International, Inc.	20	1,561
Starbucks Corp.	242	22,513
Travel+Leisure Co.	31	1,253
Vail Resorts, Inc.	56	12,432
Wingstop, Inc.	7	1,968
Wyndham Hotels & Resorts, Inc.	40	3,117
		172,092
Household Durables - 0.5%
D.R. Horton, Inc.	78	11,147
Green Brick Partners, Inc. (b)	81	4,226
M.D.C. Holdings, Inc.	121	7,572
PulteGroup, Inc.	47	4,914
SharkNinja Hong Kong Co. Ltd.	188	8,783
Skyline Champion Corp. (b)	97	6,643
Sony Group Corp. sponsored ADR	105	10,264
Tempur Sealy International, Inc.	87	4,340
TopBuild Corp. (b)	15	5,537
		63,426
Leisure Products - 0.1%
Acushnet Holdings Corp.	31	1,964
Brunswick Corp.	13	1,049
Clarus Corp.	204	1,208
Hasbro, Inc.	179	8,762
Mattel, Inc. (b)	118	2,111
YETI Holdings, Inc. (b)	19	835
		15,929
Specialty Retail - 2.1%
Abercrombie & Fitch Co. Class A (b)	131	13,349
Academy Sports & Outdoors, Inc.	180	11,291
American Eagle Outfitters, Inc.	596	11,813
AutoNation, Inc. (b)	9	1,257
AutoZone, Inc. (b)	1	2,762
Best Buy Co., Inc.	181	13,121
CarMax, Inc. (b)	132	9,396
Dick's Sporting Goods, Inc.	38	5,665
Five Below, Inc. (b)	45	8,076
Foot Locker, Inc.	63	1,774
GameStop Corp. Class A (b)	42	598
Gap, Inc.	140	2,617
Lowe's Companies, Inc.	287	61,085
Murphy U.S.A., Inc.	32	11,281
Ross Stores, Inc.	64	8,978
The Home Depot, Inc.	140	49,414
TJX Companies, Inc.	164	15,565
Tractor Supply Co.	30	6,738
Ulta Beauty, Inc. (b)	9	4,518
Warby Parker, Inc. (b)	183	2,333
Williams-Sonoma, Inc.	24	4,641
		246,272
Textiles, Apparel & Luxury Goods - 0.7%
Columbia Sportswear Co.	22	1,744
Compagnie Financiere Richemont SA Series A	34	5,050
Crocs, Inc. (b)	91	9,235
Hermes International SCA	3	6,347
Kontoor Brands, Inc.	115	6,741
LVMH Moet Hennessy Louis Vuitton SE	11	9,153
NIKE, Inc. Class B	263	26,702
PVH Corp.	67	8,057
Ralph Lauren Corp.	18	2,586
Tapestry, Inc.	76	2,948
VF Corp.	40	658
		79,221
TOTAL CONSUMER DISCRETIONARY		1,110,602
CONSUMER STAPLES - 5.6%
Beverages - 1.3%
Brown-Forman Corp. Class A	31	1,747
Celsius Holdings, Inc. (b)	405	20,210
Coca-Cola European Partners PLC	205	14,125
Constellation Brands, Inc. Class A (sub. vtg.)	4	980
Molson Coors Beverage Co. Class B	162	10,010
Primo Water Corp.	230	3,353
The Coca-Cola Co.	1,663	98,932
		149,357
Consumer Staples Distribution & Retail - 1.3%
BJ's Wholesale Club Holdings, Inc. (b)	143	9,201
Casey's General Stores, Inc.	16	4,342
Costco Wholesale Corp.	48	33,354
Dollar Tree, Inc. (b)	118	15,413
Kroger Co.	213	9,828
Performance Food Group Co. (b)	76	5,524
Sprouts Farmers Market LLC (b)	120	6,044
Sysco Corp.	161	13,030
Target Corp.	159	22,114
Walmart, Inc.	228	37,677
		156,527
Food Products - 1.5%
Archer Daniels Midland Co.	149	8,281
Bunge Global SA	139	12,245
Campbell Soup Co.	20	893
Conagra Brands, Inc.	295	8,599
Darling Ingredients, Inc. (b)	120	5,196
Flowers Foods, Inc.	88	2,006
Freshpet, Inc. (b)	18	1,550
General Mills, Inc.	482	31,287
Hormel Foods Corp.	278	8,443
Kellanova	457	25,025
McCormick & Co., Inc. (non-vtg.)	104	7,089
Mondelez International, Inc.	440	33,119
Nomad Foods Ltd.	191	3,436
The J.M. Smucker Co.	11	1,447
The Kraft Heinz Co.	516	19,159
The Simply Good Foods Co. (b)	70	2,646
TreeHouse Foods, Inc. (b)	14	589
WK Kellogg Co.	107	1,390
		172,400
Household Products - 1.1%
Church & Dwight Co., Inc.	149	14,878
Kimberly-Clark Corp.	163	19,718
Procter & Gamble Co.	538	84,541
Reckitt Benckiser Group PLC	15	1,085
The Clorox Co.	80	11,620
		131,842
Personal Care Products - 0.4%
BellRing Brands, Inc. (b)	94	5,195
Coty, Inc. Class A (b)	154	1,860
Estee Lauder Companies, Inc. Class A	45	5,940
Haleon PLC	911	3,700
Haleon PLC ADR	656	5,379
Kenvue, Inc.	1,427	29,625
		51,699
TOTAL CONSUMER STAPLES		661,825
ENERGY - 5.1%
Energy Equipment & Services - 1.0%
Baker Hughes Co. Class A	847	24,140
Cactus, Inc.	171	7,257
Championx Corp.	463	12,691
NOV, Inc.	406	7,921
Oceaneering International, Inc. (b)	215	4,468
Patterson-UTI Energy, Inc.	381	4,225
Schlumberger Ltd.	602	29,317
TechnipFMC PLC	841	16,265
Valaris Ltd. (b)	75	4,640
		110,924
Oil, Gas & Consumable Fuels - 4.1%
Antero Midstream GP LP	477	5,838
Antero Resources Corp. (b)	441	9,852
Cameco Corp.	130	6,207
Cheniere Energy, Inc.	165	27,058
Chesapeake Energy Corp.	21	1,619
Chord Energy Corp.	36	5,535
ConocoPhillips Co.	52	5,817
Coterra Energy, Inc.	140	3,483
Devon Energy Corp.	107	4,496
Diamondback Energy, Inc.	107	16,450
DT Midstream, Inc.	110	5,906
EOG Resources, Inc.	121	13,769
Equinor ASA sponsored ADR	644	18,463
Hess Corp.	319	44,829
HF Sinclair Corp.	50	2,825
Imperial Oil Ltd.	489	28,206
Kosmos Energy Ltd. (b)	2,015	12,211
Marathon Oil Corp.	238	5,438
Marathon Petroleum Corp.	109	18,050
MEG Energy Corp. (b)	327	6,183
National Energy Services Reunited Corp. (b)	249	1,843
New Fortress Energy, Inc.	51	1,695
Occidental Petroleum Corp.	365	21,013
ONEOK, Inc.	400	27,300
Ovintiv, Inc.	216	9,163
Parex Resources, Inc.	539	8,924
Phillips 66 Co.	209	30,161
Range Resources Corp.	73	2,120
Reliance Industries Ltd. GDR (a)	117	8,120
Shell PLC ADR	1,045	65,741
Targa Resources Corp.	324	27,527
The Williams Companies, Inc.	502	17,399
Valero Energy Corp.	133	18,474
		481,715
TOTAL ENERGY		592,639
FINANCIALS - 12.4%
Banks - 4.8%
Bank of America Corp.	3,664	124,613
Bank OZK	31	1,398
Citigroup, Inc.	609	34,208
Citizens Financial Group, Inc.	7	229
Columbia Banking Systems, Inc.	72	1,452
Comerica, Inc.	95	4,995
East West Bancorp, Inc.	88	6,407
Eastern Bankshares, Inc.	86	1,201
Fifth Third Bancorp	166	5,684
First Bancorp, Puerto Rico	329	5,488
First Citizens Bancshares, Inc.	2	3,020
First Hawaiian, Inc.	150	3,254
First Interstate Bancsystem, Inc.	89	2,449
Glacier Bancorp, Inc.	74	2,861
Huntington Bancshares, Inc.	1,084	13,799
JPMorgan Chase & Co.	879	153,262
KeyCorp	346	5,027
M&T Bank Corp.	98	13,534
Nu Holdings Ltd. (b)	490	4,219
Pathward Financial, Inc.	88	4,557
Pinnacle Financial Partners, Inc.	65	5,745
PNC Financial Services Group, Inc.	410	61,996
Regions Financial Corp.	1,013	18,913
Synovus Financial Corp.	278	10,469
Trico Bancshares	42	1,527
Truist Financial Corp.	584	21,643
U.S. Bancorp	777	32,277
United Community Bank, Inc.	173	4,730
Univest Corp. of Pennsylvania	62	1,317
Webster Financial Corp.	44	2,177
Western Alliance Bancorp.	88	5,628
Zions Bancorporation NA	66	2,765
		560,844
Capital Markets - 2.5%
Affiliated Managers Group, Inc.	39	5,805
Bank of New York Mellon Corp.	447	24,791
BlackRock, Inc. Class A	40	30,972
Cboe Global Markets, Inc.	52	9,560
FactSet Research Systems, Inc.	15	7,139
Goldman Sachs Group, Inc.	67	25,729
Houlihan Lokey	54	6,468
Intercontinental Exchange, Inc.	64	8,149
Janus Henderson Group PLC	170	4,889
KKR & Co. LP	134	11,602
LPL Financial	23	5,501
Moody's Corp.	54	21,170
Morgan Stanley	428	37,339
NASDAQ, Inc.	164	9,474
Northern Trust Corp.	288	22,936
S&P Global, Inc.	113	50,664
State Street Corp.	126	9,308
TMX Group Ltd.	130	3,215
		294,711
Consumer Finance - 0.6%
American Express Co.	191	38,341
Capital One Financial Corp.	71	9,608
Discover Financial Services	126	13,296
Synchrony Financial	256	9,951
		71,196
Financial Services - 1.9%
Affirm Holdings, Inc. (b)	50	2,026
Block, Inc. Class A (b)	65	4,226
Edenred SA	47	2,815
Essent Group Ltd.	140	7,722
Fidelity National Information Services, Inc.	284	17,682
Global Payments, Inc.	4	533
MasterCard, Inc. Class A	181	81,311
MGIC Investment Corp.	102	2,024
PayPal Holdings, Inc. (b)	127	7,791
Radian Group, Inc.	85	2,463
The Western Union Co.	107	1,345
Visa, Inc. Class A	326	89,083
Walker & Dunlop, Inc.	23	2,222
WEX, Inc. (b)	15	3,066
		224,309
Insurance - 2.6%
AFLAC, Inc.	31	2,615
Allstate Corp.	64	9,936
American International Group, Inc.	52	3,615
Aon PLC	21	6,267
Arch Capital Group Ltd. (b)	131	10,798
Assurant, Inc.	64	10,749
Assured Guaranty Ltd.	29	2,353
Axis Capital Holdings Ltd.	47	2,797
CNA Financial Corp.	68	2,997
Everest Re Group Ltd.	4	1,540
Genworth Financial, Inc. Class A (b)	595	3,671
Hartford Financial Services Group, Inc.	136	11,827
Kinsale Capital Group, Inc.	5	1,988
Loews Corp.	64	4,663
Marsh & McLennan Companies, Inc.	77	14,926
MetLife, Inc.	368	25,510
Primerica, Inc.	50	11,708
Progressive Corp.	155	27,629
Prudential Financial, Inc.	474	49,737
Reinsurance Group of America, Inc.	23	3,999
RenaissanceRe Holdings Ltd.	9	2,059
Selective Insurance Group, Inc.	55	5,767
The Travelers Companies, Inc.	288	60,872
Unum Group	64	3,094
Willis Towers Watson PLC	84	20,689
		301,806
TOTAL FINANCIALS		1,452,866
HEALTH CARE - 12.3%
Biotechnology - 1.9%
AbbVie, Inc.	85	13,974
Alnylam Pharmaceuticals, Inc. (b)	65	11,239
Amgen, Inc.	89	27,969
Arcellx, Inc. (b)	48	2,968
Arrowhead Pharmaceuticals, Inc. (b)	70	2,247
Astria Therapeutics, Inc. (b)	80	1,042
Biogen, Inc. (b)	28	6,906
Celldex Therapeutics, Inc. (b)	33	1,162
Cerevel Therapeutics Holdings (b)	91	3,813
Cogent Biosciences, Inc. (b)	151	669
Crinetics Pharmaceuticals, Inc. (b)	54	1,970
Cytokinetics, Inc. (b)	66	5,157
Gilead Sciences, Inc.	568	44,452
Icosavax, Inc. (b)	99	1,516
Insmed, Inc. (b)	70	1,946
Keros Therapeutics, Inc. (b)	40	2,214
Madrigal Pharmaceuticals, Inc. (b)	10	2,167
Mirati Therapeutics, Inc. rights (b)(c)	26	0
Moonlake Immunotherapeutics (b)	65	3,632
Morphic Holding, Inc. (b)	71	2,250
Nuvalent, Inc. Class A (b)	26	1,954
Regeneron Pharmaceuticals, Inc. (b)	38	35,826
Roivant Sciences Ltd. (b)	164	1,640
Tango Therapeutics, Inc. (b)	234	2,750
Tyra Biosciences, Inc. (b)	150	2,010
Vaxcyte, Inc. (b)	139	9,927
Vertex Pharmaceuticals, Inc. (b)	51	22,102
Verve Therapeutics, Inc. (b)	88	952
Xenon Pharmaceuticals, Inc. (b)	88	3,979
Zentalis Pharmaceuticals, Inc. (b)	119	1,410
		219,843
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	42	4,752
Axonics, Inc. (b)	62	4,209
Becton, Dickinson & Co.	51	12,179
Boston Scientific Corp. (b)	491	31,061
DexCom, Inc. (b)	148	17,960
Edwards Lifesciences Corp. (b)	311	24,404
GE Healthcare Holding LLC	137	10,050
Haemonetics Corp. (b)	54	4,129
Hologic, Inc. (b)	96	7,146
IDEXX Laboratories, Inc. (b)	49	25,239
Inspire Medical Systems, Inc. (b)	16	3,374
Insulet Corp. (b)	1	191
Integer Holdings Corp. (b)	51	5,167
Intuitive Surgical, Inc. (b)	31	11,725
Lantheus Holdings, Inc. (b)	45	2,337
Penumbra, Inc. (b)	6	1,513
Shockwave Medical, Inc. (b)	24	5,430
STERIS PLC	73	15,983
Stryker Corp.	39	13,084
Teleflex, Inc.	35	8,499
The Cooper Companies, Inc.	38	14,175
TransMedics Group, Inc. (b)	49	4,203
Zimmer Biomet Holdings, Inc.	138	17,333
		244,143
Health Care Providers & Services - 4.0%
Acadia Healthcare Co., Inc. (b)	40	3,286
agilon health, Inc. (b)	164	966
Cardinal Health, Inc.	74	8,080
Cencora, Inc.	76	17,684
Centene Corp. (b)	340	25,605
Cigna Group	267	80,354
CVS Health Corp.	449	33,392
Elevance Health, Inc.	76	37,501
Guardant Health, Inc. (b)	98	2,149
HCA Holdings, Inc.	29	8,842
Humana, Inc.	56	21,171
Laboratory Corp. of America Holdings	33	7,336
McKesson Corp.	79	39,491
Molina Healthcare, Inc. (b)	26	9,267
Privia Health Group, Inc. (b)	66	1,331
Quest Diagnostics, Inc.	51	6,550
R1 RCM, Inc. (b)	233	2,386
Surgery Partners, Inc. (b)	90	2,762
Tenet Healthcare Corp. (b)	27	2,234
UnitedHealth Group, Inc.	302	154,545
		464,932
Health Care Technology - 0.1%
Teladoc Health, Inc. (b)	54	1,049
Veeva Systems, Inc. Class A (b)	39	8,089
		9,138
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	53	6,895
Avantor, Inc. (b)	321	7,380
Azenta, Inc. (b)	21	1,369
Danaher Corp.	259	62,137
Fortrea Holdings, Inc.	38	1,176
ICON PLC (b)	13	3,391
IQVIA Holdings, Inc. (b)	63	13,118
Mettler-Toledo International, Inc. (b)	3	3,592
Thermo Fisher Scientific, Inc.	21	11,319
Waters Corp. (b)	21	6,672
West Pharmaceutical Services, Inc.	17	6,342
		123,391
Pharmaceuticals - 3.2%
AstraZeneca PLC sponsored ADR	166	11,062
Axsome Therapeutics, Inc. (b)	28	2,521
Bristol-Myers Squibb Co.	1,116	54,539
CymaBay Therapeutics, Inc. (b)	160	3,762
Edgewise Therapeutics, Inc. (b)	111	1,979
Eli Lilly & Co.	205	132,350
Enliven Therapeutics, Inc. (b)	77	1,209
GSK PLC sponsored ADR	145	5,719
Merck & Co., Inc.	388	46,863
Novo Nordisk A/S:
Series B	14	1,600
Series B sponsored ADR	113	12,966
Perrigo Co. PLC	24	770
Pfizer, Inc.	799	21,637
Roche Holding AG (participation certificate)	39	11,104
Sanofi SA sponsored ADR	407	20,309
UCB SA	32	3,019
Zoetis, Inc. Class A	265	49,770
		381,179
TOTAL HEALTH CARE		1,442,626
INDUSTRIALS - 10.1%
Aerospace & Defense - 1.3%
AerSale Corp. (b)	88	818
Airbus Group NV	182	28,990
Axon Enterprise, Inc. (b)	58	14,445
BAE Systems PLC	336	5,012
BWX Technologies, Inc.	95	7,741
Curtiss-Wright Corp.	38	8,458
HEICO Corp.	51	9,159
HEICO Corp. Class A	61	8,630
Hexcel Corp.	84	5,577
Howmet Aerospace, Inc.	102	5,739
Kratos Defense & Security Solutions, Inc. (b)	241	4,080
Lockheed Martin Corp.	23	9,876
Mercury Systems, Inc. (b)	88	2,610
Northrop Grumman Corp.	50	22,338
Spirit AeroSystems Holdings, Inc. Class A (b)	57	1,565
Textron, Inc.	78	6,607
V2X, Inc. (b)	57	2,217
Woodward, Inc.	33	4,546
		148,408
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	134	11,268
DHL Group	101	4,859
Expeditors International of Washington, Inc.	157	19,834
FedEx Corp.	69	16,649
GXO Logistics, Inc. (b)	43	2,338
United Parcel Service, Inc. Class B	206	29,231
		84,179
Building Products - 0.9%
Carrier Global Corp.	288	15,756
Fortune Brands Innovations, Inc.	140	10,863
Johnson Controls International PLC	203	10,696
Lennox International, Inc.	27	11,560
Owens Corning	60	9,092
Simpson Manufacturing Co. Ltd.	47	8,507
The AZEK Co., Inc. (b)	58	2,236
Trane Technologies PLC	120	30,246
Trex Co., Inc. (b)	18	1,467
		100,423
Commercial Services & Supplies - 0.3%
ACV Auctions, Inc. Class A (b)	273	3,541
Copart, Inc.	108	5,188
Veralto Corp.	276	21,166
Vestis Corp.	74	1,584
		31,479
Construction & Engineering - 0.5%
Comfort Systems U.S.A., Inc.	46	10,004
Dycom Industries, Inc. (b)	20	2,234
EMCOR Group, Inc.	48	10,949
Granite Construction, Inc.	151	6,812
IES Holdings, Inc. (b)	99	8,114
MasTec, Inc. (b)	10	657
Quanta Services, Inc.	63	12,225
Sterling Construction Co., Inc. (b)	53	3,980
Willscot Mobile Mini Holdings (b)	50	2,365
		57,340
Electrical Equipment - 0.6%
Acuity Brands, Inc.	26	6,192
Atkore, Inc.	58	8,847
Eaton Corp. PLC	93	22,885
Fluence Energy, Inc. (b)	43	854
Hubbell, Inc. Class B	11	3,691
nVent Electric PLC	35	2,101
Regal Rexnord Corp.	56	7,474
Rockwell Automation, Inc.	11	2,786
Sunrun, Inc. (b)	62	898
Thermon Group Holdings, Inc. (b)	125	4,098
Vertiv Holdings Co.	281	15,829
		75,655
Ground Transportation - 1.1%
Avis Budget Group, Inc.	9	1,473
Canadian Pacific Kansas City Ltd.	26	2,092
CSX Corp.	228	8,140
J.B. Hunt Transport Services, Inc.	49	9,848
Landstar System, Inc.	24	4,601
Ryder System, Inc.	33	3,748
Schneider National, Inc. Class B	44	1,079
U-Haul Holding Co. (b)	23	1,524
U-Haul Holding Co. (non-vtg.)	18	1,150
Uber Technologies, Inc. (b)	1,248	81,457
Union Pacific Corp.	68	16,587
		131,699
Industrial Conglomerates - 1.7%
General Electric Co.	1,177	155,858
Honeywell International, Inc.	182	36,811
Siemens AG	55	9,846
		202,515
Machinery - 1.6%
AGCO Corp.	8	979
Astec Industries, Inc.	45	1,602
Caterpillar, Inc.	45	13,514
Chart Industries, Inc. (b)	17	1,984
CNH Industrial NV	992	11,904
Crane Co.	13	1,613
Cummins, Inc.	80	19,144
Deere & Co.	67	26,370
Dover Corp.	41	6,141
Federal Signal Corp.	102	7,852
Flowserve Corp.	10	399
Fortive Corp.	150	11,727
IDEX Corp.	25	5,288
Ingersoll Rand, Inc.	116	9,264
ITT, Inc.	14	1,691
Kadant, Inc.	8	2,288
Oshkosh Corp.	46	5,065
Parker Hannifin Corp.	8	3,716
Pentair PLC	475	34,756
SPX Technologies, Inc. (b)	87	8,756
Terex Corp.	97	5,959
Xylem, Inc.	105	11,806
		191,818
Passenger Airlines - 0.0%
Copa Holdings SA Class A	12	1,153
Professional Services - 0.9%
ASGN, Inc. (b)	44	4,084
Automatic Data Processing, Inc.	194	47,681
Broadridge Financial Solutions, Inc.	71	14,498
Dayforce, Inc. (b)	95	6,604
ExlService Holdings, Inc. (b)	205	6,412
FTI Consulting, Inc. (b)	20	3,832
KBR, Inc.	79	4,117
Maximus, Inc.	65	5,273
Paychex, Inc.	38	4,626
Paylocity Holding Corp. (b)	38	6,020
WNS Holdings Ltd. sponsored ADR (b)	26	1,803
		104,950
Trading Companies & Distributors - 0.5%
Air Lease Corp. Class A	38	1,589
Applied Industrial Technologies, Inc.	10	1,765
Ferguson PLC	121	22,731
Finning International, Inc.	42	1,216
GMS, Inc. (b)	36	3,030
SiteOne Landscape Supply, Inc. (b)	13	2,009
United Rentals, Inc.	19	11,883
W.W. Grainger, Inc.	14	12,539
WESCO International, Inc.	18	3,123
		59,885
TOTAL INDUSTRIALS		1,189,504
INFORMATION TECHNOLOGY - 26.0%
Communications Equipment - 0.7%
Arista Networks, Inc. (b)	37	9,571
Cisco Systems, Inc.	1,349	67,693
Extreme Networks, Inc. (b)	127	1,716
Motorola Solutions, Inc.	19	6,071
		85,051
Electronic Equipment, Instruments & Components - 0.5%
Advanced Energy Industries, Inc.	77	8,022
Avnet, Inc.	16	725
Crane Nxt Co.	18	1,049
Fabrinet (b)	30	6,405
Insight Enterprises, Inc. (b)	66	12,193
Keysight Technologies, Inc. (b)	107	16,399
TD SYNNEX Corp.	42	4,199
Trimble, Inc. (b)	162	8,239
		57,231
IT Services - 2.0%
Accenture PLC Class A	72	26,199
Akamai Technologies, Inc. (b)	125	15,404
Amdocs Ltd.	136	12,468
Capgemini SA	11	2,463
Cloudflare, Inc. (b)	55	4,348
Cognizant Technology Solutions Corp. Class A	57	4,396
Digitalocean Holdings, Inc. (b)	101	3,406
DXC Technology Co. (b)	82	1,788
Endava PLC ADR (b)	26	1,840
Fastly, Inc. Class A (b)	331	6,660
Gartner, Inc. (b)	23	10,521
GoDaddy, Inc. (b)	102	10,879
IBM Corp.	284	52,159
MongoDB, Inc. Class A (b)	46	18,424
Okta, Inc. (b)	131	10,827
Perficient, Inc. (b)	21	1,431
Shopify, Inc. Class A (b)	136	10,887
Snowflake, Inc. (b)	74	14,477
Twilio, Inc. Class A (b)	240	16,879
VeriSign, Inc. (b)	39	7,756
		233,212
Semiconductors & Semiconductor Equipment - 8.5%
Advanced Micro Devices, Inc. (b)	330	55,338
Analog Devices, Inc.	44	8,464
Applied Materials, Inc.	264	43,375
ASML Holding NV (depository receipt)	2	1,740
Cirrus Logic, Inc. (b)	57	4,400
Diodes, Inc. (b)	70	4,712
Enphase Energy, Inc. (b)	41	4,269
First Solar, Inc. (b)	51	7,461
GlobalFoundries, Inc. (b)	332	18,253
Intel Corp.	1,080	46,526
Lam Research Corp.	42	34,657
Lattice Semiconductor Corp. (b)	40	2,434
Micron Technology, Inc.	216	18,522
Monolithic Power Systems, Inc.	10	6,027
NVIDIA Corp.	808	497,138
NXP Semiconductors NV	346	72,857
ON Semiconductor Corp. (b)	379	26,958
Onto Innovation, Inc. (b)	54	8,721
Qorvo, Inc. (b)	41	4,089
Qualcomm, Inc.	139	20,643
Skyworks Solutions, Inc.	55	5,745
SMART Global Holdings, Inc. (b)	190	3,734
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	270	30,499
Teradyne, Inc.	25	2,415
Texas Instruments, Inc.	393	62,927
Universal Display Corp.	32	5,433
		997,337
Software - 9.4%
Adobe, Inc. (b)	93	57,454
ANSYS, Inc. (b)	21	6,884
AppLovin Corp. (b)	47	1,933
Atlassian Corp. PLC (b)	29	7,243
Autodesk, Inc. (b)	120	30,457
Bill Holdings, Inc. (b)	20	1,561
Cadence Design Systems, Inc. (b)	57	16,442
Dolby Laboratories, Inc. Class A	35	2,911
DoubleVerify Holdings, Inc. (b)	58	2,321
Elastic NV (b)	50	5,853
Fair Isaac Corp. (b)	4	4,795
Five9, Inc. (b)	23	1,745
Gen Digital, Inc.	654	15,356
Guidewire Software, Inc. (b)	29	3,239
HubSpot, Inc. (b)	27	16,497
Intapp, Inc. (b)	92	3,963
Intuit, Inc.	73	46,087
Microsoft Corp.	1,617	642,884
Open Text Corp.	70	3,053
Oracle Corp.	222	24,797
Palo Alto Networks, Inc. (b)	39	13,202
Progress Software Corp.	29	1,647
PROS Holdings, Inc. (b)	117	4,027
PTC, Inc. (b)	54	9,755
Qualys, Inc. (b)	8	1,513
Salesforce, Inc. (b)	251	70,554
SAP SE sponsored ADR	85	14,714
ServiceNow, Inc. (b)	33	25,258
Splunk, Inc. (b)	59	9,049
SPS Commerce, Inc. (b)	40	7,352
Synopsys, Inc. (b)	34	18,134
Tenable Holdings, Inc. (b)	127	5,982
Workday, Inc. Class A (b)	66	19,211
Zoom Video Communications, Inc. Class A (b)	22	1,421
		1,097,294
Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc.	2,865	528,306
Dell Technologies, Inc.	139	11,520
Hewlett Packard Enterprise Co.	996	15,229
HP, Inc.	242	6,948
Samsung Electronics Co. Ltd.	74	4,021
Western Digital Corp. (b)	185	10,591
		576,615
TOTAL INFORMATION TECHNOLOGY		3,046,740
MATERIALS - 2.4%
Chemicals - 1.3%
Axalta Coating Systems Ltd. (b)	59	1,913
Corteva, Inc.	74	3,366
Dow, Inc.	212	11,363
DuPont de Nemours, Inc.	231	14,276
Ecolab, Inc.	173	34,292
Element Solutions, Inc.	193	4,290
Ginkgo Bioworks Holdings, Inc. Class A (b)	873	1,056
International Flavors & Fragrances, Inc.	143	11,537
Linde PLC	73	29,553
LyondellBasell Industries NV Class A	130	12,236
Nutrien Ltd.	102	5,087
PPG Industries, Inc.	107	15,091
Sherwin-Williams Co.	25	7,610
		151,670
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	18	9,152
Containers & Packaging - 0.2%
Aptargroup, Inc.	29	3,767
Avery Dennison Corp.	39	7,779
Ball Corp.	121	6,709
Crown Holdings, Inc.	65	5,753
International Paper Co.	164	5,876
		29,884
Metals & Mining - 0.8%
ATI, Inc. (b)	34	1,390
Carpenter Technology Corp.	28	1,725
Commercial Metals Co.	173	9,034
Constellium NV (b)	315	5,906
First Quantum Minerals Ltd.	636	5,771
Freeport-McMoRan, Inc.	745	29,569
Ivanhoe Mines Ltd. (b)	198	2,078
Lundin Mining Corp.	596	4,867
Newmont Corp.	265	9,145
Nucor Corp.	59	11,029
Reliance Steel & Aluminum Co.	1	285
Royal Gold, Inc.	2	229
Southern Copper Corp.	41	3,366
Steel Dynamics, Inc.	60	7,241
		91,635
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	46	3,061
Sylvamo Corp.	30	1,393
		4,454
TOTAL MATERIALS		286,795
REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.4%
American Tower Corp.	104	20,348
AvalonBay Communities, Inc.	20	3,580
Crown Castle, Inc.	389	42,109
Digital Realty Trust, Inc.	94	13,203
Equinix, Inc.	39	32,361
Essential Properties Realty Trust, Inc.	55	1,370
Iron Mountain, Inc.	111	7,495
Prologis, Inc.	96	12,162
SBA Communications Corp. Class A	36	8,059
Simon Property Group, Inc.	2	277
Welltower, Inc.	207	17,908
Weyerhaeuser Co.	244	7,996
		166,868
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (b)	261	22,527
Colliers International Group, Inc.	34	3,991
Jones Lang LaSalle, Inc. (b)	20	3,541
		30,059
TOTAL REAL ESTATE		196,927
UTILITIES - 1.8%
Electric Utilities - 1.0%
Avangrid, Inc.	98	2,977
Edison International	182	12,281
Eversource Energy	397	21,525
Exelon Corp.	582	20,259
NextEra Energy, Inc.	550	32,247
PG&E Corp.	1,535	25,895
		115,184
Gas Utilities - 0.1%
Brookfield Infrastructure Corp. A Shares	107	3,746
ONE Gas, Inc.	72	4,419
Southwest Gas Holdings, Inc.	66	3,873
UGI Corp.	142	3,144
		15,182
Independent Power and Renewable Electricity Producers - 0.0%
Clearway Energy, Inc. Class C	55	1,333
Multi-Utilities - 0.6%
Consolidated Edison, Inc.	137	12,453
Dominion Energy, Inc.	89	4,069
Public Service Enterprise Group, Inc.	705	40,883
Sempra	164	11,736
		69,141
Water Utilities - 0.1%
American Water Works Co., Inc.	54	6,697
Essential Utilities, Inc.	243	8,714
		15,411
TOTAL UTILITIES		216,251
TOTAL COMMON STOCKS (Cost $9,531,332)		11,025,856

Nonconvertible Preferred Stocks - 0.2%
	Shares	Value ($)
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Embraer SA sponsored ADR (b)	231	4,253
INFORMATION TECHNOLOGY - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co. Ltd.	303	13,258
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $16,437)		17,511

Money Market Funds - 6.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d) (Cost $717,580)	717,436	717,580

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $10,265,349)	11,760,947
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(36,230)
NET ASSETS - 100.0%	11,724,717

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	2	Mar 2024	487,050	7,752	7,752

The notional amount of futures purchased as a percentage of Net Assets is 4.2%

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,197 or 0.1% of net assets.

(b)	Non-income producing
(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	11,028,479	10,310,899	18,994	-	-	717,580	0.0%
Total	-	11,028,479	10,310,899	18,994	-	-	717,580

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.
Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	829,081	818,158	10,923	-
Consumer Discretionary	1,110,602	1,096,399	14,203	-
Consumer Staples	661,825	657,040	4,785	-
Energy	592,639	592,639	-	-
Financials	1,452,866	1,452,866	-	-
Health Care	1,442,626	1,429,922	12,704	-
Industrials	1,193,757	1,154,921	38,836	-
Information Technology	3,059,998	3,042,719	17,279	-
Materials	286,795	286,795	-	-
Real Estate	196,927	196,927	-	-
Utilities	216,251	216,251	-	-

Money Market Funds	717,580	717,580	-	-
Total Investments in Securities:	11,760,947	11,662,217	98,730	-
Derivative Instruments: Assets
Futures Contracts	7,752	7,752	-	-
Total Assets	7,752	7,752	-	-
Total Derivative Instruments:	7,752	7,752	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	7,752	0
Total Equity Risk	7,752	0
Total Value of Derivatives	7,752	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements
Statement of Assets and Liabilities
		January 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $9,547,769)	$11,043,367
Fidelity Central Funds (cost $717,580)	717,580

Total Investment in Securities (cost $10,265,349)		$11,760,947
Segregated cash with brokers for derivative instruments		35,400
Cash		32,152
Foreign currency held at value (cost $6)		6
Receivable for fund shares sold		2,077
Dividends receivable		7,929
Distributions receivable from Fidelity Central Funds		2,160
Receivable from investment adviser for expense reductions		1,687
Total assets		11,842,358
Liabilities
Payable for fund shares redeemed	$102,324
Payable for daily variation margin on futures contracts	12,102
Other payables and accrued expenses	3,215
Total Liabilities		117,641
Net Assets		$11,724,717
Net Assets consist of:
Paid in capital		$10,198,774
Total accumulated earnings (loss)		1,525,943
Net Assets		$11,724,717
Net Asset Value, offering price and redemption price per share ($11,724,717 ÷ 999,066 shares)		$11.74
Statement of Operations
		For the period May 11, 2023 (commencement of operations) through January 31, 2024
Investment Income
Dividends		$102,904
Income from Fidelity Central Funds		18,994
Total Income		121,898
Expenses
Custodian fees and expenses	$6,877
Independent trustees' fees and expenses	30
Total expenses before reductions	6,907
Expense reductions	(6,832)
Total expenses after reductions		75
Net Investment income (loss)		121,823
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,220
Foreign currency transactions	(45)
Futures contracts	15,357
Total net realized gain (loss)		16,532
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,495,598
Assets and liabilities in foreign currencies	(3)
Futures contracts	7,752
Total change in net unrealized appreciation (depreciation)		1,503,347
Net gain (loss)		1,519,879
Net increase (decrease) in net assets resulting from operations		$1,641,702
Statement of Changes in Net Assets

For the period May 11, 2023 (commencement of operations) through January 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$121,823
Net realized gain (loss)	16,532
Change in net unrealized appreciation (depreciation)	1,503,347
Net increase (decrease) in net assets resulting from operations	1,641,702
Distributions to shareholders	(115,759)

Share transactions
Proceeds from sales of shares	11,690,685
Reinvestment of distributions	115,759
Cost of shares redeemed	(1,607,670)

Net increase (decrease) in net assets resulting from share transactions	10,198,774
Total increase (decrease) in net assets	11,724,717

Net Assets
Beginning of period	-
End of period	$11,724,717

Other Information
Shares
Sold	1,134,619
Issued in reinvestment of distributions	10,363
Redeemed	(145,916)
Net increase (decrease)	999,066

Financial Highlights
Fidelity® Series Sustainable U.S. Market Fund

Years ended January 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.14
Net realized and unrealized gain (loss)	1.72
Total from investment operations	1.86
Distributions from net investment income	(.12)
Distributions from net realized gain	(.01)
Total distributions	(.12) D
Net asset value, end of period	$11.74
Total Return E,F	18.66%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.10% I
Expenses net of fee waivers, if any	-% I,J
Expenses net of all reductions	-% I,J
Net investment income (loss)	1.75% I
Supplemental Data
Net assets, end of period (000 omitted)	$11,725
Portfolio turnover rate K	28% I

AFor the period May 11, 2023 (commencement of operations) through January 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount represents less than .005%.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended January 31, 2024

1. Organization.
Fidelity Series Sustainable U.S. Market Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Asset and Liabilities in dividend receivables.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,720,723
Gross unrealized depreciation	(233,890)
Net unrealized appreciation (depreciation)	$1,486,833
Tax Cost	$10,274,114

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$24,939
Undistributed long-term capital gain	$14,174
Net unrealized appreciation (depreciation) on securities and other investments	$1,486,830

The tax character of distributions paid was as follows:

January 31, 2024A
Ordinary Income	$115,759

A For the period May 11, 2023 (commencement of operations) through January 31, 2024.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Sustainable U.S. Market Fund	11,475,351	1,915,295
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series Sustainable U.S. Market Fund	$98

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Sustainable U.S. Market Fund	-	1,652	(18)
Subsequent Event - Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through May 31, 2027. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $6,667.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $165.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Summer Street Trust and Shareholders of Fidelity Series Sustainable U.S. Market Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Series Sustainable U.S. Market Fund (one of the funds constituting Fidelity Summer Street Trust, referred to hereafter as the "Fund") as of January 31, 2024, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period May 11, 2023 (commencement of operations) through January 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2024, and the results of its operations, changes in its net assets, and the financial highlights for the period May 11, 2023 (commencement of operations) through January 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2024 by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
March 14, 2024
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Vijay Advani, each of the Trustees oversees 322 funds. Mr. Advani oversees 215 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's alternative investment, investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Bettina Doulton (1964)
Year of Election or Appointment: 2020
Trustee
Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).
Robert A. Lawrence (1952)
Year of Election or Appointment: 2020
Trustee
Chair of the Board of Trustees
Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Trustee and Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Vijay C. Advani (1960)
Year of Election or Appointment: 2023
Trustee
Mr. Advani also serves as Trustee or Member of the Advisory Board of other funds. Previously, Mr. Advani served as Executive Chairman (2020-2022), Chief Executive Officer (2017-2020) and Chief Operating Officer (2016-2017) of Nuveen (global investment manager). He also served in various capacities at Franklin Resources (global investment manager), including Co-President (2015-2016), Executive Vice President, Global Advisory Services (2008-2015), Head of Global Retail Distribution (2005-2008), Executive Managing Director, International Retail Development (2002-2005), Managing Director, Product Developments, Sales & Marketing, Asia, Eastern Europe and Africa (2000-2002) and President, Templeton Asset Management India (1995-2000). Mr. Advani also served as Senior Investment Officer of International Finance Corporation (private equity and venture capital arm of The World Bank, 1984-1995). Mr. Advani is Chairman Emeritus of the U.S. India Business Council (2018-present), a Director of The Global Impact Investing Network (2019-present), a Director of LOK Capital (Mauritius) (2022-present), a member of the Advisory Council of LOK Capital (2022-present), a Senior Advisor of Neuberger Berman (2021-present), a Senior Advisor of Seviora Holdings Pte. Ltd (Temasek-Singapore) (2021-present), a Director of Seviora Capital (Singapore) (2021-present) and an Advisor of EQUIAM (2021-present). Mr. Advani formerly served as a member of the Board of BowX Acquisition Corp. (special purpose acquisition company, 2020-2021), a member of the Board of Intellecap (advisory arm of The Aavishkaar Group, 2018-2020), a member of the Board of Nuveen Investments, Inc. (2017-2020) and a member of the Board of Docusign (software, 2016-2019).
Thomas P. Bostick (1956)
Year of Election or Appointment: 2021
Trustee
Lieutenant General Bostick also serves as Trustee of other Fidelity® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance & Sustainability Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present), as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present), as a member of the Board of Allonnia (biotechnology and engineering solutions, 2022-present) and on the Advisory Board of Solugen, Inc. (specialty bio-based chemicals manufacturer, 2022-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).
Donald F. Donahue (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York. Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018) and as a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-2022).
Vicki L. Fuller (1957)
Year of Election or Appointment: 2020
Trustee
Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Board of Ariel Alternatives, LLC (private equity, 2022-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Board of Roosevelt University (2019-present) and as a member of the Executive Board of New York University's Stern School of Business. Ms. Fuller previously served as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).
Patricia L. Kampling (1959)
Year of Election or Appointment: 2020
Trustee
Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).
Thomas A. Kennedy (1955)
Year of Election or Appointment: 2021
Trustee
Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy served as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-2021). Mr. Kennedy serves as a Director of the Board of Directors of Textron Inc. (aerospace and defense, 2023-present).
Oscar Munoz (1959)
Year of Election or Appointment: 2021
Trustee
Mr. Munoz also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present), a member of the Board of Archer Aviation Inc. (2021-present), a member of the Defense Business Board of the United States Department of Defense (2021-present) and a member of the Board of Salesforce.com, Inc. (cloud-based software, 2022-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity® funds (2021).
David M. Thomas (1949)
Year of Election or Appointment: 2008
Trustee
Lead Independent Trustee
Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).
Susan Tomasky (1953)
Year of Election or Appointment: 2020
Trustee
Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Lead Director of the Board of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company - America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Kenyon in the World Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).
Michael E. Wiley (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003
Member of the Advisory Board
Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).
Karen B. Peetz (1955)
Year of Election or Appointment: 2023
Member of the Advisory Board
Ms. Peetz also serves as a Member of the Advisory Board of other funds. Previously, Ms. Peetz served as Chief Administration Officer (2020-2023) of Citigroup Inc. (a diversified financial service company). She also served in various capacities at Bank of New York Mellon Corporation, including President (2013-2016), Vice Chairman, Senior Executive Vice President and Chief Executive Officer of Financial Markets & Treasury Services (2010-2013), Senior Executive Vice President and Chief Executive Officer of Global Corporate Trust (2003-2008), Senior Vice President and Division Manager of Global Payments & Trade Services (2002-2003) and Senior Vice President and Division Manager of Domestic Corporate Trust (1998-2002). Ms. Peetz also served in various capacities at Chase Manhattan Corporation (1982-1998), including Senior Vice President and Manager of Corporate Trust International Business (1996-1998), Managing Director and Manager of Corporate Trust Services (1994-1996) and Managing Director and Group Manager of Financial Institution Sales (1990-1993). Ms. Peetz currently serves as Chair of Amherst Holdings Advisory Council (2018-present), Trustee of Johns Hopkins University (2016-present), Chair of the Carey Business School Advisory Council, Member of the Johns Hopkins Medicine Board and Finance Committee and Chair of the Lyme and Tick Related Disease Institute Advisory Council. Ms. Peetz previously served as a member of the Board of Guardian Life Insurance Company of America (2019-2023), a member of the Board of Trane Technologies (2018-2022), a member of the Board of Wells Fargo Corp. (2017-2019), a member of the Board of SunCoke Energy Inc. (2012-2016), a member of the Board of Private Export Funding Corporation (2010-2016) and as a Trustee of Penn State University (2010-2014) and the United Way of New York City (2008-2010).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner is a Senior Vice President (2022-present) and is an employee of Fidelity Investments (2022-present). Ms. Bonner serves as Vice President or Treasurer of certain Fidelity entities. Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2022
Deputy Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown is a Vice President (2015-present) and is an employee of Fidelity Investments. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke is Head of Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments. Mr. Burke serves as President, Executive Vice President, or Director of certain Fidelity entities. Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain Fidelity entities. Ms. Carey is a Senior Vice President, Deputy General Counsel (2019-present) and is an employee of Fidelity Investments.
William C. Coffey (1969)
Year of Election or Appointment: 2019
Assistant Secretary
Mr. Coffey also serves as Assistant Secretary of other funds. Mr. Coffey is a Senior Vice President, Deputy General Counsel (2010-present) and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, or Senior Vice President of certain Fidelity entities and Assistant Secretary of certain funds (2009-2018).
Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President
Mr. Cohen also serves as Vice President of other funds. Mr. Cohen is Co-Head of Equity (2018-present) and is an employee of Fidelity Investments. Mr. Cohen serves as President or Director of certain Fidelity entities. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019) and Head of Global Equity Research (2016-2018).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis is a Vice President (2006-present) and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is a Senior Vice President (2017-present) and is an employee of Fidelity Investments. Ms. Del Prato serves as Vice President or Assistant Treasurer of certain Fidelity entities. Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020).
Colm A. Hogan (1973)
Year of Election or Appointment: 2020
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Hogan serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President
Ms. Holding also serves as Vice President of other funds. Ms. Holding is Co-Head of Equity (2018-present) and is an employee of Fidelity Investments. Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).
Chris Maher (1972)
Year of Election or Appointment: 2020
Deputy Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher is a Vice President (2008-present) and is an employee of Fidelity Investments. Mr. Maher serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020).
Jason P. Pogorelec (1975)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a Senior Vice President of Asset Management Compliance (2020-present) and is an employee of Fidelity Investments. Mr. Pogorelec serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2023-present) and Ballyrock Investment Advisors LLC (2023-present). Previously, Mr. Pogorelec served as a Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity® funds (2015-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as AML Officer of other funds. Mr. Segaloff is a Vice President (2022-present) and is an employee of Fidelity Investments. Mr. Segaloff serves as Anti Money Laundering Compliance Officer or Anti Money Laundering/Bank Secrecy Act Compliance Officer of certain Fidelity entities.
Stacie M. Smith (1974)
Year of Election or Appointment: 2016
President and Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith is a Senior Vice President (2016-present) and is an employee of Fidelity Investments. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities and has served in other fund officer roles.
Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2023 to January 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Expenses Paid During Period- C August 1, 2023 to January 31, 2024

Fidelity® Series Sustainable U.S. Market Fund	-%-D
Actual		$ 1,000	$ 1,058.50	$-E
Hypothetical-B		$ 1,000	$ 1,025.21	$-E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2024, $14,174, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $17,225 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 68% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 75.70% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 3.18% of the dividend distributed during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board further considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9908959.100
SUQ-ANN-0324

Item 2.

Code of Ethics

As of the end of the period, January 31, 2024, Fidelity Summer Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Series Sustainable U.S. Market Fund (the “Fund”):

Services Billed by PwC

January 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Sustainable U.S. Market Fund	$26,500	$1,700	$6,400	$600

January 31, 2023 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Sustainable U.S. Market Fund	$-	$-	$-	$-

A Amounts may reflect rounding.
B Fidelity Series Sustainable U.S. Market Fund commenced operations on May 11, 2023.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	January 31, 2024A	January 31, 2023A,B
Audit-Related Fees	$8,284,200	$7,884,000
Tax Fees	$61,000	$1,000
All Other Fees	$-	$-

A Amounts may reflect rounding.
B May include amounts billed prior to the Fidelity Series Sustainable U.S. Market Fund’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	January 31, 2024A	January 31, 2023A,B
PwC	$13,497,200	$13,157,600

A Amounts may reflect rounding.
B May include amounts billed prior to the Fidelity Series Sustainable U.S. Market Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 21, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	March 21, 2024